UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440
Dallas, TX 75225
(Name and address of agent for service)

Registrant's telephone number, including area code: 214-692-6334

Date of fiscal year end: November 30

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker
Breitburn Energy Partners, L.P.	7/29/2010	106776107	BBEP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Class I Directors	Issuer
For	For	John R. Butler, Jr.
For	For	Gregory J. Moroney

2. Election of Class II Directors
For	For	Walker C. Friedman
For	For	Charles S. Weiss

For	For	3. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent public accounting firm for the fiscal year ending December 31, 2010.

Company Name	Meeting Date	CUSIP	Ticker
Breitburn Energy Partners, L.P.	6/23/2011	106776107	BBEP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	David B. Kilpatrick
For	For	W. Yandell Rogers

For	For	2. Advisory vote on Executive Compensation (say-on-pay)

Three Years	Three Years	3. Advisory vote on the frequency of advisory votes on executive compensation (say-on-pay)

For	For	4. Approval of the First Amendment to the First Amended and Restated Breitburn Energy Partners L.P. 2006 Long-Term Incentive Plan

For	For	5. Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners, LP	6/7/2011	118230101	BPL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Forrest E. Wylie
For	For	Joseph A. Lasala, Jr
For	For	Martin A. White

For	For	2. Ratification of selection of Deloitte & Touche LLP

For	For	3. Advisory Resolution on Executive Compensation (say-on-pay)

Three Years	Three Years	4. Advisory Vote on the Frequency of Future Advisory votes on Executive Compensation (say-on-pay)

Company Name	Meeting Date	CUSIP	Ticker
El Paso Corporation	5/17/2011	28336L-109	EP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Juan Carlos Braniff
For	For	David W. Crane
For	For	Douglas L. Foshee
For	For	Robert W. Goldman
For	For	Anthony W. Hall, Jr
For	For	Thomas R. Hix
For	For	Ferrell P. McClean
For	For	Timothy J. Probert
For	For	Steven J. Shapiro
For	For	J. Michael Talbert
For	For	Robert F. Vagt
For	For	John L. Whitmire

For	For	2. Approval of the advisory vote on Executive Compensation
1 Year	1 Year	3. Approval of the advisory vote on the frequency of the advisory vote on Executive Compensation
For	For	4. Ratification of the Appointment of Ernst & Young, LLP as independent registered public accounting firm for the fiscal year ending December 31, 2011.

Company Name	Meeting Date	CUSIP	Ticker
The Empire District Electric Company	4/28/2011	291641108	EDE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Kenneth R. Allen
For	For	Bradley P. Beecher
For	For	William L. Gipson
For	For	Thomas M. Ohlmacher
For	For	2. To ratify the appointment of PricewaterhouseCoopers, LLP as Empire’s Independent registered public accounting firm for the fiscal year ending December 31, 2011.

For	For	3. To vote upon a non-binding advisory proposal to give the compensation of named executive officers as disclosed in the proxy statement.

3 Years	3 Years	4. To vote upon a non-binding advisory proposal on whether the non-binding advisory vote on executive compensation should occur every one, two or three years.

Company Name	Meeting Date	CUSIP	Ticker
Legacy Reserves	5/11/2011	524707304	LGCY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Cary D. Brown
For	For	Kyle A. McGraw
For	For	Dale A. Brown
For	For	G. Larry Lawrence
For	For	William D. Sullivan
For	For	William R. Granberry
For	For	Kyle D. Vann
For	For	2. Advisory resolution approving executive compensation

3 Yrs	3 Yrs	3. Advisory vote of frequency of advisory votes on executive compensation
For	For	4. Ratification of the appointment of BDO USA, LLP as independent registered public accounting firm for the fiscal year ending December 31, 2011

Company Name	Meeting Date	CUSIP	Ticker
Linn Energy, LLC	4/26/2011	536020100	LINE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Michael C. Linn
For	For	Mark E. Ellis
For	For	George A. Alcorn
For	For	Terrence S. Jacobs
For	For	Jeffrey C. Swoveland
For	For	Joseph P. McCoy

For	For	2. Ratification of appointment of KPMG LLP as independent auditors for the fiscal year ending December 31, 2011

For	For	3. To approve, by non-binding vote, executive compensation

3 Years	3 Years	4. To recommend, by non-binding vote, the frequency of executive compensation votes

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, LP	4/27/2011	559080106	MMP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Election of Directors	Issuer
For		James C. Kempner
For		Michael N. Mears
For		James R. Montague

For	For	2. Proposal to Amend Long-term Incentive Plan

For	For	3. Advisory Vote on executive compensation

3 Yrs	3 Yrs	4. Advisory vote on frequency of vote on executive compensation

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners, LP	6/1/2011	570759100	MWE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Frank M. Semple
For	For	Donald D. Wolf
For	For	Keith E. Bailey
For	For	Michael L. Beatty
For	For	Charles K. Dempster
For	For	Donald C. Heppermann
For	For	William A. Kellstrom
For	For	Anne E. Fox Mounsey
For	For	William P. Niccoletti
For	For	2. To approve, on an advisory basis, the compensation of the Partnership’s named executive officers.

3 Years	3 Years	3. To recommend, on an advisory basis, the frequency of the advisory vote on the compensation of the Partnership’s named executive officers.

For	For	4. Ratification of Deloitte & Touche LLP, as the Partnership’s independent registered public accountants for the fiscal year ending December 31, 2011.

Company Name	Meeting Date	CUSIP	Ticker
Nustar GP Holdings, LLC	4/27/2011	67059L-102	NSH

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Curtis V. Anastasio
For	For	William B. Burnett

For	For	2. Ratify the appointment of KPMG LLP as Nustar Holdings, LLC Independent Registered Accounting firm for 2011
For
	For	3. To approve, by non-binding vote, executive compensation.
For
3 Years	3 Years	4. To recommend, by non-binding vote, the frequency of future advisory votes on executive compensation.

Company Name	Meeting Date	CUSIP	Ticker
ONEOK, Inc	5/25/2011	682680103	OKE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	James C. Day
For	For	Julie H. Edwards
For	For	William L. Ford
For	For	John W. Gibson
For	For	Bert H. Mackie
For	For	Jim W. Mogg
For	For	Pattye L. Moore
For	For	Gary D. Parker
For	For	Eduardo A. Rodriguez
For	For	Gerald B. Smith
For	For	David J. Tippeconnic

For	For	2. Ratification of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending Dec 31, 2011.

For	For	3. Advisory vote on executive compensation.

1 Year	1 Year	4. Advisory vote on the frequency of holding the advisory vote on executive compensation

Company Name	Meeting Date	CUSIP	Ticker
Penn Virginia GP Holdings, LP	2/16/2011	70788P105	PVG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Against	For
1. To consider and vote upon the approval and adoption of (A) the agreement and plan of merger by and among Penn Virginia Resource Partners, LP, Penn Virginia Resource GP, LLC, PVR Radnor, LLC, Penn Virginia GP Holdings, LP and PVG GP, LLC, the general partner of Holdings, (B) the merger, and (C) the transactions contemplated thereby.
Issuer

Against	For
2. To consider and vote upon any proposal that may be presented to adjourn the holdings special meeting to a later date, if necessary, to solicit additional proxies in the event that there are insufficient votes in favor of the foregoing proposal.

Company Name	Meeting Date	CUSIP	Ticker
Penn Virginia Resource Partners, LP	6/22/2011	707884102	PVR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Edward B. Cloues, II
For	For	James L. Gardner
For	For	Robert J. Hall
For	For	Thomas W. Hofmann
For	For	James R. Montague
For	For	Marsha R. Perelman
For	For	William H. Shea, Jr.
For	For	John C. Van Roden, Jr.
For	For	Jonathan B. Weller

For	For	2. To approve, by advisory (non-binding) vote, executive compensation.

1 Year	1 Year	3. To recommend, by advisor (non-binding) vote, the frequency of future advisory votes on executive compensation.

Company Name	Meeting Date	CUSIP	Ticker
Targa Resources Corporation	5/25/2011	87612G101	NGLS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Charles R. Crisp
For	For	James W. Whalen

For	For	2. Ratification of Selection of independent auditors

For	For	3. Advisory vote on executive compensation

3 Years	3 Years	4. Advisory vote on the frequency of the advisory vote on executive compensation.

Company Name	Meeting Date	CUSIP	Ticker
Vanguard Natural Resources	6/9/2011	92205F106	VNR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	W. Richard Anderson
For	For	Loren Singletary
For	For	Bruce W. McCullough
For	For	John R. McGoldrick
For	For	Scott W. Smith

For	For	2. To approve a non-binding vote on executive compensation.

3 Years	3 Years	3. To approve a non-binding vote on the frequency of holding the non-binding advisory vote on executive compensation.

For	For	4. To ratify the appointment of BDO Seidman, LLP as independent registered public accounting firm for 2011.

Company Name	Meeting Date	CUSIP	Ticker
The Williams Companies, Inc	5/19/2011	969457100	WMB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Alan S. Armstrong
For	For	Joseph R. Cleveland
For	For	Juanita H. Hinshaw
For	For	Frank T. MacInnis
For	For	Janice D. Stoney
For	For	Laura A. Sugg
For	For	2. Ratification of Ernst & Young, LLP as auditors for 2011

For	For	3. Advisory vote on executive compensation

1 Year	1 Year	4. Advisory vote on the frequency of future advisory votes on executive compensation

Company Name	Meeting Date	CUSIP	Ticker
XCEL Energy, Inc	5/18/2011	98389B100	XEL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors	Issuer
For	For	Fredric W. Corrigan
For	For	Richard K. Davis
For	For	Benjamin G.S. Fowke III
For	For	Richard C. Kelly
For	For	Albert F. Moreno
For	For	Christopher J. Policinski
For	For	A. Patricia Sampson
For	For	James J. Sheppard
For	For	David A. Westerlund
For	For	Kim Williams
For	For	Timothy V. Wolf
For	For	2. Company proposal to approve and amendment to increase the number of shares under the Xcel Energy Inc. Non-employee Directors' Stock Equivalent Plan, as amended and restated.

For	For	3. Company proposal to approve and amend to Restated Articles of Incorporation to eliminate cumulative voting in the election of directors

For	For	4. Company proposal to approve other amendments to, and the restatement of, Restated Articles of Incorporation.

1 Year	1 Year	5. Company proposal to hold an advisory vote on the frequency of the advisory vote on executive compensation.

For	For	6. Company proposal to hold an advisory vote on executive compensation.

For	For	7. Company proposal to ratify the appointment of Deloitte & Touche LLP as Xcel Energy Inc.'s independent registered public accounting firm for 2011.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing MLP Total Return Fund

By (Signature and Title) /s/ Jerry V. Swank
Jerry V. Swank
Chief Executive Officer and President

Date        August 19, 2011